SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-15983)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. _23          [X]
and
REGISTRATION STATEMENT (No. 811-5251)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.    23    [  ]
Fidelity Institutional Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (  ) on (                               ) pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (X) on ( April 19, 1997 ) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule on or before April 28, 1997.
FIDELITY INSTITUTIONAL TRUST:
FIDELITY U. S. BOND INDEX PORTFOLIO
CROSS REFERENCE SHEET
Form N-1A Item Number
Part A Prospectus Caption
1 a,b  Cover Page
2 a  Expenses
 b,c  Contents; Who May Want to Invest
3 a,b  **
 c  Performance
 d  Performance
4 a(i)  Charter
 a(ii) Investment Principles and Risks; Securities and Investment Practices; Fundamental Investment Policies and Restrictions
 b  Securities and Investment Practices
 c Who May Want to Invest; Investment Principles and Risks; Securities and Investment Practices
5 a  Charter
 b(i) Cover Page; FMR and its Affiliates b(ii) FMR and Its Affiliates; Breakdown of
Expenses; Other Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c  *

 d Cover Page; Charter; Breakdown of Expenses; FMR and Its Affiliates; Other Expenses
 e  FMR and Its Affiliates; Other Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates; Other Expenses
5A   *
6 a(i)  Charter
 a(ii)  How to Buy Shares; How to Sell Shares; Investor
Services; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  *
 c  How to Buy Shares; Exchange Restrictions
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Transaction Details
 f,g  Dividends, Capital Gains, and Taxes
7 a  Cover page; FMR and its Affiliates
 b  How to Buy Shares; Transaction Details
 c  How to Buy Shares; Transaction Details
 d  How to Buy Shares
 e,  Other Expenses
 f,  Expenses; Breakdown of Expenses; Other Expenses
8   How to Sell Shares; Investor Services; Transaction Details; Exchange
Restrictions
9   *
* Not Applicable
** To be filed by subsequent amendment

FIDELITY
U.S. BOND INDEX
PORTFOLIO
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of
the Statem   ent of Ad    ditional Information (SAI) dated April 19, 1997.
The SAI has been filed with the Securities and Exchange Commission (SEC)
and    is available along with other related materials on the SEC's
Internet Web     site (http://www.sec.gov). The SAI is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity Client Services at the appropriate number listed below, or contact your investment professional.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
   (fund number 651)
A fund of Fidelity Institutional Trust

The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Lehman Brothers Aggregate Bond Index (the Aggregate Bond Index).

PROSPECTUS
DATED APRIL 19, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
AND
ANNUAL REPORT
FOR THE PERIOD ENDING
FEBRUA   RY 28, 1997

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
   UBI-pro-0497
CONTENTS



KEY FACTS            P-4    WHO MAY WANT TO INVEST

                     P-4    EXPENSES The fund's yearly operating expenses.

                     P-5 FINANCIAL HIGHLIGHTS A summary of the fund's financial data.

                     P-6    PERFORMANCE How the fund has done over time.

THE FUND IN DETAIL   P-8    CHARTER How the fund is organized.

                     P-8 INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                     P-12 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT         P-14   TYPES OF ACCOUNTS Different ways to set up your
                            account, including tax-sheltered retirement plans.

                     P-15 HOW TO BUY SHARES Opening an account and making additional investments.

                     P-17 HOW TO SELL SHARES Taking money out and closing your account.

                     P-19 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND      P-20   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                     P-21 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                     P-22   EXCHANGE RESTRICTIONS


ANNUAL REPORT

PERFORMANCE                         A-   How the fund has done over time.

FUND TALK                           A-   The manager's review of fund performance, strategy,
                                         and outlook.

INVESTMENT CHANGES                  A-   A summary of major shifts in the fund's investments
                                         over the past six months.

INVESTMENTS                         A-   A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                A-   Statement of assets and liabilities, operations, and
                                         changes in net assets, as well as financial highlights.

NOTES                               A-   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   A-   The auditor's opinion.


KEY FACTS


WHO MAY WANT TO INVEST
The fund may be appropriate for investors who seek investment results that correspond to those of an index that includes various types of medium to high-quality debt obligations, with reasonable consistency over time. Because the fund seeks to track, rather than beat, the performance of the Aggregate Bond Index, the fund is not managed in the same manner as other mutual funds. Fidelity Management & Research Company (FMR) selects debt securities with the goal of maintaining a portfolio that approximates the performance of the Aggregate Bond Index.
The value of the fund's investments and the income they generate vary from day to day, and generally reflect, changes in interest rates, market conditions, and other political and economic news. The fund's investments are also subject to prepayments, which can lower the fund's yield, particularly in periods of declining interest rates.
The fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you m   a    y pay when you
buy or sell shares of the fund.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales                  None
charge

Redemption fee                          None

Exchange fee                            None

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses"
on p   ag    e P-).
The follo   wing     figures are based on        historical expenses [ONLY
IF F   UND HAS A MATERIAL (AS DIRECTED BY FUND REPORTING) TRANSFER AGENT OR
REDEMPTION FEE REIMBURSEMENT, EXPENSE CAP CHANGE, OR MANAGEMENT CONTRACT
CHANGE OTHER THAN A BREAKPOINT CHANG    E: adjusted    to reflect
current fees,] of the fund, and are calculated as a percentage of average
net assets of the fun   d. A portion of the brokerage commissions that the
fund  pays is     used to reduce fund expenses. In addition, the fund has
entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce
cu   stod    ian and transfer agent expenses. I   nclu    ding this
reduction, the total fund operating expenses presented in the table would have been __%.
Management fee [(after reimbursement)]                         %

12b-1 fee (Distribution Fee)                                   None

Other expenses [(after reimbursement)]                         %

Total operating expenses [(after reimbursement)]               %

 EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full redemption at the end of each time period:
1 Year   3 Years   5 Years   10 Years

$        $         $         $

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
Subject to revision upon 90 days' notice to shareholders, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses exceed 0.32% of its average net assets. If this agreement were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, would have been __%, ___%,
and __% for the fund.    Expenses eligible for reimbursement do not include
interest, taxes, brokerage commissions, and extraordinary expenses. FINANCIAL HIGHLIGHTS
The financial highlights table that follows    has     been audited
by________________, independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report, which is attached.
[Financial Highlights table to be filed by subsequent amendment.]

PERFORMANCE
Bond fund performance can be measured as TOTAL RETURN or YIELD. The total returns and yields that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from March 1 through February 28. The tables
below show the fund's performance over past fiscal years. Th   e chart on
page P-    __ presents calendar year performance.
AVERAGE ANNUAL TOTAL RETURNS

Fiscal periods ended                            Past 1           Past 5           Life of
February 28, 19   97                            year             years            fund

U.S. Bond Index                                 %                %                %A

   Lehman Bros. Aggregate Bond Index               %                %                %

   Lipper Intermed. U.S. Govt. Funds Avg.          %                %                %


CUMULATIVE TOTAL RETURNS

Fiscal periods ended                            Past 1           Past 5           Life of
February 28, 199   7                            year             years            fund

U.S. Bond Index                                 %                %                %A

   Lehman Bros. Aggregate Bond Index               %                %                %

   Lipper Intermed. U.S. Govt. Funds Avg.          %                %                %


A FROM MARCH 8, 1990 (COMMENCEMENT OF OPERATIONS)
If FMR had not reimbursed certain fund expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
THE COMPETITIVE FUNDS AVERAGE is the Lipper Intermediate U.S. Government Funds Average, which currently reflects the performance of over __ mutual funds with similar investment objectives. This average, published by Lipper
Analytical Services, Inc., ex   cludes the effect of sales charges    .
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
   LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Unlike the fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call Fidelity Client Services at the appropriate number listed on page P-___.
 TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.




YEAR-BY-YEAR TOTAL RETURNS






Calendar years                                                             1991   1992   1993   1994   1995   1   9    96

U.S. BOND INDEX                                                            16.3   7.97   10.2   -2.6   18.0
                                                                           7%     %      1%     1%     0%

Lehman Brothers Aggregate Bond Index                                       16.0   7.40   9.75   -2.9   18.4
                                                                           0%     %      %      2%     7%

Lipper Intermediate U.S. Government Funds                                  14.5   6.12   8.61   -3.7   15.7
Average                                                                    1%     %      %      7%     5%

Consumer Price Index                                                       3.06   2.90   2.75   2.67   2.54
                                                                           %      %      %      %      %



Row: 1, Col: 1, Value: 0.0
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Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 0.0
Row: 10, Col: 1, Value: -13.81
Row: 10, Col: 2, Value: -4.77
Row: 11, Col: 1, Value: 36.67
Row: 11, Col: 2, Value: 39.4
Row: 12, Col: 1, Value: 7.41
Row: 12, Col: 2, Value: 5.3
%
(large solid box) U.S. BOND INDEX
%
%
%
%
THE FUND IN DETAIL


CHARTER
U.S. BOND INDEX IS A MUTUAL FUND:   an investment that pools shareholders'
money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Institutional Trust, an open-end management investment company organized as a Massachusetts business trust on July 21, 1987.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and
information about the proposals to be voted on.    The number of votes you
are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs.
As o   f February 2    8, 1997, FMR advised funds having approximately
__million shareholder accounts with a total value of more than $__ billion.
Christine Thompson is    Vice President and manager of U.S. Bond Index,
which she has managed since September 1990. She also manages other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and manager.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's
funds and services. Fidelity Investments    Institutional Operations
Company, Inc. (FIIOC    ) performs transfer agent servicing functions for
the fund.
FMR Corp. is the ultimate parent company of FMR. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.
Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
THE FUND'S INVESTMENT APPROACH
   BOND FUNDS IN GENERAL. The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.

INTEREST RATE RISK.     In general, bond prices rise when interest rates
fall and fall when interest rates rise.  Longer    -   term bonds are
usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.

ISSUER RISK.     The price of a bond is affected by the credit quality of
its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
PREPAYMENT RISK. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, prepayment rates, on some securities, such as mortgage securities, can be unpredictable and result in unexpected volatility.
The fund seeks to match the performance of the Aggregate Bond Index while keeping expenses low. FMR normally invests at least 80% of its total assets in securities included in the Aggregate Bond Index. If the fund's assets drop below $50 million, the percentage of the fund's assets invested in such securities may drop to as low as 65%. The fund may invest in foreign securities that are U.S.-dollar denominated. The fund normally buys investment-grade bonds.
The Aggregate Bond Index is comprised of fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities.
Issues included in the    Aggregate Bond     Index are rated
investment-grade or above and have maturities of at least one year. Inclusion of a security in the Aggregate Bond Index in no way implies an opinion by Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment for the fund. Lehman Brothers, Inc. is neither an affiliate nor a sponsor of the fund and inclusion of a security in the Aggregate Bond Index does not imply that it is a good investment.
In seeking a 90% or better correlation between the fund's    total
return     and that of the Aggregate Bond Index, the fund uses an "i   ndex
sampling"     technique to choose securities which replicate the
characteristics of the Aggregate Bond Index. The fund's    portfolio
composition    may not always     be identical to the Aggregate Bond
Index.    FMR will attempt to maintain the weightings of securities held by the fund to correspond to their respective weighting in the Aggregate Bond Index. FMR expects to be able to invest within +/-10% of the actual Aggregate Bond Index weighting of broad market sectors.
FMR monitors the correlation between the performance of the fund and
that of     the Aggregate Bond Index on a regular basis.    Correlation is
measured by comparing the fund's monthly total returns to those of the
Aggregate Bond Index over the most recent 36-month period.     The fund's
ability to    re    plicate the performance of the Aggregate Bond Index
will depend to some extent on the size and frequency of cash flow into and
out of the fund.    In the unlikely event that the fund cannot achieve a
correlation of 90% or better, the trustees will consider alternative arrangements.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it reacts to changes in interest rates similarly to the Aggregate Bond Index (which generally reacts similarly to bonds with
maturities between four and ten years.) As    of February 28, 1997, t    he
fund's dollar-weighted average maturity was approximately ___ years.
FMR may use various investment techniques to hedge a portion of the fund's risk, but there is no guarantee that these strategies will work as intended. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its
goal. F   un    d holdings and recent investment strategies    are
d    etailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at the appropriate number listed on page P-___. DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a
fixed, v   ariable, or floating rates     of interest, and must repay the
amount borrowed at maturity. Some debt securities, such as zero coupon
bonds, do not pay current interest, but are sol   d     at a discount from
   their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
U.S. GOVERNMENT SECURITIES are high-quality debt instr   um    ents issued
or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the
full faith and credit of the United States. For example,    U.S. Government
securities such as tho    se issued by the Federal National Mortgage
Association are supported by the instrumentality's right to borrow money
from the U.S. Treasury under certain circumstances. Ot   her U.S.
Government securities such as those issued by the Federal Farm Credit Banks
Funding     Corporation are supported only by the credit of the entity that issued them.
FOREIGN EXPOSURE. Securities is   sued by foreign entities, including
foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of    debt securities,
commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, prepayment expectations, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided.
MORTGAGE SECURITIES are interests in pools of commercial or residential
mortgages, and    may     include complex instruments such as
collateralized mortgage obligations and stripped mortgage-backed
securities. Mortgage securities may be    issued by agencies or
instrumentalities of the U.S. government or by private entities.
 The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. During periods of declining interest rates, borrowers are more likely to prepay their mortgages. Prepayments can limit price appreciation and result in proceeds generally being reinvested in lower-yielding securities.
STRIPPED SECURITIES are the separate income or principal components of a
debt security. The risks as   sociated with stripped securities are
simi    lar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities
may move in the same direction as interest rates. U.S   . Treasury
securities that have been stripped by a Federal Reserve Bank are
obligations issued by the U.S. Treasur    y.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security prices. These techniques may involve derivative transactions such as buying and selling options and
futures contracts, entering into swap agreements, and pu   rchasing indexed
securities.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS. The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND    FORWARD PURCHASE OR SALE TRANSACTIONS     are trading
practices in which payment and delivery for the security take pla   ce at a
later date than is customary for that type o    f security. The pri   ce of
the     security could change during this period.
   CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested
in any one issuer or, on a broader scale, in any one industry.    Economic,
business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the
securities of any issuer.    This limitation does not apply to U.S.
Government securities or to securities of other investment companies.
T    he fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Lehman Brothers Aggregate Bond Index.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer
The fund may not invest more than 25% of its total assets in any one industry.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.

BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. The fund also pays OTHER EXPENSES, which are explained below.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fund pays the fee at the annual rate of 0.32% of its average net assets.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for the fund.  Fidelity Service Company,    Inc.
(FSC) calculates the net asset value per share (NAV) and dividends for the fund, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended Februa   ry     1997, the fund paid FIIOC and FSC
fees equal to __% and __%, respectively, of the fund's average net assets. The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include reimbursing FDC for payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. The Board of Trustees has authorized such payments.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
The fund's portfolio turnover rate for the fiscal year ended February
19   97     was __%. This rate varies from year to year. [IF THE RATE
EXCEEDS 100%: High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.]
YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in
conjunction with this prosp    ectus for additional service features or
fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed below.
The account guidelines that follow may not apply to certain retirement
accounts. If you a   re investing through a retirement accoun    t or if
your employer offers the fund through a retirement program, yo   u may
be     subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity Client Services directly, as
appropriate.
WAYS TO SET UP YOUR ACCOUNT
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application. For more specific information, call Fidelity Client Services at the appropriate number listed on page P-__. (solid bullet) TAX-SAVING RETIREMENT PLANS. Fidelity can set up your new account in the fund under one of several tax-sheltered plans. These plans let you save for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page P-__, and the corresponding information may not apply. Retirement plan participants should refer to their retirement plan's guidelines for further information. (solid bullet) DEFINED CONTRIBUTION PLANS, such as 401(k) Plans, employer-sponsored IRA programs, Thrift, Keogh or Corporate Profit-Sharing or Money-Purchase Plans are open to self-employed people and their partners or to corporations, to benefit themselves and their employees.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are open to employees of most non-profit organizations.
(solid bullet) DEFINED BENEFIT PLANS are open to corporations of all sizes to benefit their employees.
(solid bullet) 457 PLANS are open to employees of most government agencies. (solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called NAV, is calculated every business day. The fund's shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
Share certificates are not available for fund shares.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page P-__. If there is no account application accompanying this prospectus, call Fidelity Client Services at the appropriate number listed on page P-__.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY  FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
SECURITIES EXCHANGE. Shares of the fund may be purchased in exchange for securities you hold which meet the fund's investment objective, policies, and limitations. FDC reserves the right to refuse a securities exchange for any reason. You may realize a gain or loss for federal income tax purposes upon a securities exchange.
For further information, call Fidelity Client Services at the appropriate number listed on page P-__. DO NOT SEND SECURITIES TO THE FUND OR TO FDC. MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $100,000
   For Fidelity IRA, Rollover IRA, SEP-IRA     and Keogh accounts
        $500
TO ADD TO AN ACCOUNT $2,500
For Fid   elity IRA, Rollover IRA, SEP-IRA an    d Keogh accounts
        $250
MINIMUM BALANCE $100,000
For Fidelity IRA, R   ollover IRA, SEP-I    RA and Keogh accounts
        $500
   There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity
retirement accounts. Refer to the program materials for details    .
FOR INFORMATION OR ASSISTANCE IN OPENING A NEW ACCOUNT:

INITIAL INVESTMENT           Corporate Retirement Plans          800-962-1375
(Fidelity Client Services)   "Not for Profit" Retirement Plans   800-343-0860
                             Financial and Other Institutions    800-843-3001

ADDITIONAL INVESTMENT        Corporate Retirement Plans             800-962-1375
(Fidelity Client Services)   "Not for Profit" Retirement Plans   800-343-0860
                             Financial and Other Institutions       800-843-3001


    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE       (small solid bullet) Exchange from another Fidelity fund    (small solid bullet) Exchange from another Fidelity
[1-800-____/
YOUR
INVESTMENT  account with the same registration,                         fund account with the same
PROFESSIO
NAL]        including name, address, and                                registration, including name,
            taxpayer ID number.                                         address, and taxpayer ID number.

(phone_graphic)                                                        (small solid bullet) Use Fidelity Money Line to transfer
                                                                        from your bank account. Call
                                                                       before your first use to verify that
                                                                       this service is in place on your
                                                                       account. Minimum: $250.
                                                                       Maximum: $50,000.





Mail
(mail_graphic)(small solid bullet)  Complete and sign the account    (small solid bullet) Make your check payable to
              application. Make your check                           "Fidelity U.S. Bond Index Portfolio".
              payable to "Fidelity U.S. Bond Index                   Indicate your fund account number
              Portfolio". Mail to the address                        on your check and mail to the
              indicated on the application.                          address printed on your account
                                                                     statement.
                                                                     (small solid bullet) Exchange by mail: call Fidelity Client
                                                                     Services at the appropriate number
                                                                     listed abov   e for instructions    .





Wire
(wire_graphic)  (small solid bullet) Call Fidelity Client Services at the    (small solid bullet) You  must sign up for the wire
                appropriate number listed above                              feature before using it. Call Fidelity
                   before 4:00 p.m. Eastern time to s    et                     Client Services at the appropriate
                up your account and to arrange a                                number listed above before 4:0    0
                wire transaction.                                            p.m. Eastern time for instructions.
                (small solid bullet) Not available for retirement            (small solid bullet) Not available for retirement
                accounts.                                                    accounts.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least
$100,000 worth of shares in the account to keep it open ($50   0 for
retirement accounts)    .
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration,or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table on page P-___.

Mail your letter to the following address:
   Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                            All account types, except retirement   (small solid bullet) Maximum check request: $100,000.
[1-800-______/YOUR INVESTMENT                                           (small solid bullet) For Money Line transfers to your
PROFESSIONAL]                                                           bank account. Minimum: $2,500
                                                                        Maximum: $50,000.





(phone_graphic)                  All account types                      (small solid bullet) You may exchange to other Fidelity
                                                                        funds if both accounts are
                                                                        registered with the same name(s),
                                                                        address, and taxpayer ID number.

(phone_graphic)                  Retirement Account                     (small solid bullet) If you have invested through an
                                                                        employer-sponsored retirement
                                                                        plan, contact your employer or call
                                                                        your Fidelity toll-free retirement
                                                                        number, or call Fidelity Client
                                                                        Services at the appropriate number
                                                                        on page P-__.

Mail or in Person
(mail_graphic)(hand_graphic)     Retirement account                     (small solid bullet) The account owner should complete
                                                                        a retirement distribution form. If you
                                                                        have invested through an
                                                                        employer-sponsored retirement
                                                                        plan, contact your employer or call
                                                                        your Fidelity toll-free retirement
                                                                        number, or call Fidelity Client
                                                                        Services at the appropriate number
                                                                        listed on page P-_ to request one.

                                 Trust                                  (small solid bullet) The trustee must sign the letter of
                                                                        instruction indicating capacity as
                                                                        trustee. If the trustee's name is not in
                                                                        the account registration, provide a
                                                                        copy of the trust document certified
                                                                        within the last 60 days with t   he letter
                                                                           of instruction      (with signature
                                                                        guaranteed).

                                 Business or Organization               (small solid bullet) At least one person authorized by
                                                                        corporate resolution to act on the
                                                                        account must sign the let   ter of
                                                                           instruct    ion (with signature
                                                                        guaranteed).

Wire (wire_graphic)              All account types, except retirement   (small solid bullet) You must sign up for the wire
                                                                        feature before using it. To verify that
                                                                        it is in place, call Fidelity Client
                                                                        Services at the appropriate number
                                                                        listed on page P-__. Minimum wire:
                                                                        $100,000.
                                                                       (small solid bullet) Your wire redemption request must
                                                                        be received and    accep    ted by
                                                                        Fidelity before 4:00 p.m. Eastern
                                                                        time for money to be wired on the
                                                                        next business day.


(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired:
1-800-544-0118
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly for retirement plans/ monthly for all others)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on page P-__ if you need additional copies of financial reports and prospectuses.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for banks, corporations, and other institutions that wish to open multiple accounts (a master account and sub-accounts). If you wish to utilize Fidelity's sub-accounting facilities or other special services for individual or multiple accounts, you will be required to enter into a separate agreement with Fidelity. Charges for these services, if any, will be determined on the basis of the level of services to be rendered. Sub-accounts may be opened with the initial investment or at a later date and may be established with registration either by name or by number. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your shares and buy shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page P-___.
FIDELITY MONEY LINE enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains are normally distributed in December. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The fund offers three options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in
which you    reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of the fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares whe   n the fund has realized but
not yet distributed capital gains, you will pay the full price for the
shares and then     receive a portion of the price back in the form of a
taxable distribution.
 EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments and these taxes generally will reduce the fund's distributions.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. FSC normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
The fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency
into U.S. dollars using current exchange rates.    Short-term securities
with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In
addition, i    f quotations are not readily available, or if the values
have been materially affected by events occurring after the closing of a
foreign market, assets ma   y be     valued by a method that the Board of
Trustees believes accurately reflects fair value.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE
(price t   o sell     one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page P-__. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet) You begin to earn dividends o   n your shares of the
fund     as of the first business day following the day of your purchase.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $100,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
For purposes of determining the minimum balance, multiple accounts registered in the same name within the fund will be aggregated.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The    fund you are exchanging into must be available
for     sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
Fidelity Money Line is a registered trademark of FMR Corp.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.


FIDELITY INSTITUTIONAL TRUST
FIDELITY U.S. BOND INDEX PORTFOLIO
CROSS REFERENCE SHEET
FORM N-1A ITEM NUMBER
PART B STATEMENT OF ADDITIONAL INFORMATION CAPTION
10a,b Cover Page
11 Cover Page
12 *
13a,b,c Investment Policies and Limitations
d Portfolio Transactions
14a,b Trustees and Officers
c Trustees and Officers
15a Description of the Trust
b Description of the Trust
c Trustees and Officers
16a(i) FMR
a(ii) Trustees and Officers
a(iii),b Management Contract
c Management Contract
d *
e *
f Distribution and Service Plan
g *
h Description of the Trust
i Contracts with FMR Affiliates
17a Portfolio Transactions
b Portfolio Transactions
c Portfolio Transactions
d *
e *
18a Description of the Trust
b *
19a Additional Purchase, Exchange, and Redemption Information
b Valuation of Fund Securities
c *
20 Distribution and Taxes
21a(i,ii) Contracts with FMR Affiliates
a(iii),b,c *
22a *
b Portfolio Performance
23 **
 .
*Not Applicable
**To be filed by subsequent amendment

FIDELITY U.S. BOND INDEX PORTFOLIO
A FUND OF FIDELITY INSTITUTIONAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
APRIL 19, 1   997
This Statement of Additional Information (SAI) is not a prospectus but
should be read in conjunction    with t    he fund's current Prospectus
(dated April    19, 1997)    . Please retain this document for future
reference. The fund's financial statements and financial highlights,
included in the Annual Report, for the fiscal year ended Febru   ary
    28, 1997, are incorporated herein by reference. To obtain an additional copy of the Prospectus and Annual Report, please call the appropriate number listed below:
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS (TRUSTEES, PLAN SPONSORS)
 Corporate Clients      1-800-962-1375
 "Not for Profit" Clients      1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
 Nationwide       1-800-843-3001
TABLE OF CONTENTS                                           PAGE



Investment Policies and Limitations                         2

Portfolio Transactions                                         9

Valuation                                                   11

Performance                                                 11

Additional Purchase, Exchange, and Redemption Information      15

Distributions and Taxes                                     15

FMR                                                         16

Trustees and Officers                                          17

Management Contract                                            20

Distribution and Service Plan                                  20

Contracts with FMR Affiliates                                  20

Description of the Trust                                       21

Financial  Statements                                          22

Appendix                                                       23

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company,    Inc    . (FIIOC)
CUSTODIAN
The Bank of New York
UBI-ptb   -0497
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with    respect to 75% of the fund's total assets, purchase the
securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities
of that issue    r;
(2) is   sue senior securities, except as permitted under the Investment
Company Act of 1940    ;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3%
limitatio    n;
(   4    ) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) p   urchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal
business activities are     in the same industry;
(   6    ) purchase or sell real estate unless acquired as a result of
ownership of securities    or other instruments     (but this shall not
prevent the fund from    investing in securities or other instruments
backed by real estate or securities of companies engaged in the real estate
business)    ;
(   7    ) purchase or sell physical commodities unless acquired as a
result of ownership of securities    or other instruments     (but this
shall not prevent the fund from purchasing    or selling options and
futures contracts or from investing in securities or other instruments
backed by physical commodities)    ;    or
(   8    ) lend any security or make any other loan    if, as a result,
more than 33 1/3% of its total assets would be lent to other parties but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(i   i    ) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are
nec   essary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures
contracts shall not constitute purchasing securities on m    argin.
(iii) The fund may borrow money only (a) from a bank or from a registered
investment company or po   rtfolio f    or which FMR or an affiliate serves
as investment ad   viser or (b) by engaging in reverse repur    chase
agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund
will    not     purchase any security    while borrowings representing more
than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv   ) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or
disposed of in the ordinary course of business at approximat    ely the
prices at which they are valued.
   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page 5.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. The fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium
   or a     discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets, or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depository Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. When the fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. The fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specific foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum
duration of seven days. Loans may be called on one day's notice. T   h    e
fund will lend through the program only when the returns are higher than
those available from an    investment in repurchase     agreements   , and
will borrow through the program only when the costs are equal to or lower
than the cost of bank loans. The     fund may have to borrow from a bank at
a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer the fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by the fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see fundamental investment
limitations (1) and    (5    ). For purposes of these limitations, the fund
generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
MORTGAGE-BACKED SECURITIES. The fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. The fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that the fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which the fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the government agencies also may be stripped in this fashion.
Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the government agencies also may be stripped in this fashion.
STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
The fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If the fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
VARIABLE OR FLOATING RATE OBLIGATIONS bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specific periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. A broker-dealer creates a DERIVATIVE ZERO by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.
The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. ORIGINAL ISSUE ZEROS are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with FBSI and Fidelity Brokerage Services
(FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc.
(FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended February 28, 19   9    7 and February 29, 1996
the fund's portfolio turnover rates were ___% and 128%, respectively. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. [EQUITY OR BOND FUNDS WITH A SUBSTANTIAL (SEE YOUR SPM TO DETERMINE) VARIANCE IN PORTFOLIO TURNOVER
RATES: An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.]
   For the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, the fund paid brokerage commissions of $________, $0, and $0, respectively. The fund pays both commissions and spreads in connection with the placement of portfolio transactions. FBSI is paid on a commission basis. During the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, the fund paid brokerage commissions of $_______, $0, and $0, respectively, to FBSI. During the fiscal year
end    ed February 28, 1997, this amounted to approximately __% of the
aggregate brokerage commissions paid by the fund for    transactions
involving approximately __% of the aggregate dollar amount of transactions
for which the fund paid brokerage commissions.     [IF APPROPRIATE:    The
difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI is a result of the low commission rates charged by FBSI.] [IF THE FUND PAID NO BROKERAGE COMMISSIONS: For the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, the fund paid no brokerage commissions.]
[USE ONLY IF FEES WERE PAID TO THESE AFFILIATES: During the fiscal year ended February 28, 1997, the fund paid brokerage commissions of $_____ to FBS. During the fiscal years ended February 29, 1996 and February 28, 1995, the fund paid brokerage commissions of $0 and $0, respectively to FBSL. During the fiscal year ended February 28, 1997, this amounted to approximately __% of the aggregate brokerage commissions paid by the fund involving approximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.] [IF APPROPRIATE: The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBS [and FBSL, as applicable,] is a result of the low commission rates charged by FBS [and FBSL, as applicable].
During the fiscal year ended February 28, 1997, the fund paid $__ in commissions to brokerage firms that provided research services involving approximately $__ of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such firms. [IF APPLICABLE:During the fiscal year ended February 28, 1997, the fund paid no fees to brokerage firms that provided research services.]
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company   , Inc.     (FSC) normally determines the fund's
net asset value per share (NAV) as of the close of the NYSE (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been
approved by the Board of Trustees. A nu   mber of pricing services are
available, and the fund     may use various pricing services or discontinue
the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
   Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which
approximate current value.  In addition,     securities and other assets
for which there is no readily available market    value may be     valued
in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost. YIELD CALCULATIONS. Yields for the fund are computed by dividing the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For the fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for the purposes of calculating the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using the fund's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the fund's yields and total returns for periods ended February 28, 1997.
      Average Annual Total Returns       Cumulative Total Returns

   Thirt    y   One    Five    Life of   One    Five    Life of
Day             Year   Years   Fund*     Year   Years   Fund*
Yield

%               %       %      %         %      %        %

* From March 8, 1990 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and total returns would have been lower.
The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record
of the    Standard & Poor's 500 In    dex (S&P 500), the Dow Jones
Industrial Average (DJIA), and the cost of living, as measured by the
Consum   er Price Index (    CPI), over the same period. The CPI
information is as of the month end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the
fund's total return compared to the record of    a broad unmanaged
ind    ex of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the fund invests in fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the
fund.    The S&P 500 and DJIA returns are based on the prices of
un    managed groups of stocks and, unlike the fund's returns, do not
include the effect of brokerag   e com    missions or other costs of
investing.
During the period from March 8, 1990 (commencement of operations) to
February    28, 1997    , a hypothetical $100,000 investment in the fund
would have grown to $______, assuming all distributions were reinvested. This was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in
the fund today   . Tax consequences of differen    t investments have not
been factored into the figures below.

FIDELITY U.S, BOND INDEX PORTFOLIO                           INDICES



Period     Value of     Value of        Value of        Total       S&P 500     DJIA        Cost of
Ended      Initial      Reinvested      Reinvested      Value                               Living**
           $100,000     Dividend        Capital Gain
           Investment   Distributions   Distributions







2/28/91*   $103,100     $  8,955        $ 0             $112,055    $112,872    $112,097    $105,313

2/29/92    $107,100     $19,179         $ 923           $127,202    $130,940    $131,208    $108,281

2/28/93    $110,700     $29,949         $ 3,164         $143,813    $144,912    $139,423    $111,797

2/28/94    $108,300     $38,812         $ 4,435         $151,547    $157,000    $162,993    $114,609

2/28/95    $102,500     $47,724         $ 4,197         $154,421    $168,544    $175,297    $117,891

2/29/96    $107,100     $61,665         $ 4,385         $173,150    $227,032    $245,428    $121,016

2/28/97    $            $               $               $           $           $           $


* From March 8, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $100,000 in th   e
fund     on March 8, 1990, the net amount invested in fund shares was
$100,000. The cost of the initial investment ($100,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the
performance of mutual funds. Gen   erally, Lipper rankin    gs are based on
total return, assume reinvestment of distributions, do not take sales
charges or redemption fees i   nto c    onsideration, and are prepared
without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance
indices prepared by Lipper or other organizations. When    comparing these
indices, it is important to remember the risk and return characteristics of
each type of investment. For ex    ample, while stock mutual funds may
offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
T   he fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the
securiti    es included in the index.
   The fund may compare its performance to the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Asset-backed securities include credit card, auto, and home equity loans.
The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in
which it may invest to averages published by IBC    Financial Dat    a,
Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Taxable, which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___
taxable money market funds.    IBC    's Bond Fund Report
AverageS(trademark)/All Taxable, which is reported in IBC's BOND FUND REPORT(trademark), covers over ___taxable bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. The fund, however, invests in longer-term instruments and its share price changes daily in response to a variety of factors.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. The fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate the fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of February 28,    1997,     FMR advised over $__ billion in tax-free
fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
The fund is open for business and its NAV is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings
for    1997    : New Year's Day, Washington's Birthday, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because the fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. A portion of the fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. As a consequence, FMR may adjust the fund's income distribution to reflect the effect of currency fluctuations. However, if foreign currency losses exceed the fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
As of February 28,    1997    , the fund had a capital loss carryforward
aggregating approximately $___. This loss carry forward, of    w    hich
$___ and $___ will expire on February 28, ___ and February 29, ___, respectively, is available to offset future capital gains.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. The fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts and options are included in this 30% calculation, which may limit the fund's investments in such instruments.
If the fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, the fund will elect to mark-to-market PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
The fund is treated as a separate entity from the other fund of Fidelity Institutional Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by its di   vision,     Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   66)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (   55    ), Trustee and Senior Vice President, is
President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
RALPH F. COX (   64    ), Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering),
   Rio Grande, Inc. (oil and gas production), and Daniel Industries
(petroleum measurement equipment manufacturer    ). In addition, he is a
member of advisory boards of Texas A&M University and the University of Texas at Austin.
   PHYLLIS BURKE DAVIS (65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES    (69    ), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK    (64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as    a Public Governor of the National Association of
Securities Dealers, Inc. (19    96).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   63    ), Trustee (1997) is the Vice President of
Finance for the University of    North Carolina (16-school system, 1995).
Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate, 1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel
Hill).
GERALD C. McDONOUGH (6   7    ), Trustee and Vice-Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building
systems, and metal products, 1992),    CUNO, Inc. (liquid and gas
filtration products, 1996),     and Associated Estates Realty Corporation
(a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (   63    ), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (6   8    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED. L. HENNING, JR. (   57),     Vice President, is Vice President of
Fidelity's fixed-income funds (1995) and Senior Vice President of FMR
(1995).
CHRISTINE THOMPSON    (38    ), Vice President, is manager of U.S. Bond
Index Portfolio and is an employee of FMR.
ARTHUR S. LORING (4   9    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (   49    ), Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
JOHN H. COSTELLO (   50    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   51    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee of the fund for his or her services as trustee for the fiscal
year ended February    28, 1    997.
      COMPENSATION TABLE


Trustees                                   Aggregate       Pension or           Estimated Annual    Total
                                           Compensation    Retirement           Benefits Upon       Compensation
                                           from            Benefits Accrued     Retirement from     from the Fund
                                           the Fund        as Part of Fund      the Fund            Complex*
                                                           Expenses from the    Complex*
                                                           Fund Complex*

J. Gary Burkhead **                        $ 0             $ 0                  $ 0                 $ 0

Ralph F. Cox                                                5,200                52,000                 132,5    00

Phyllis Burke Davis                                         5,200                52,000              129   ,50    0

Richard J. Flynn    (dagger)                                0                    52,000              168,0   0    0

Edward C. Johnson 3d **                     0               0                    0                   0

E. Bradley Jones                                            5,200                49,400              1   29    ,500

Donald J. Kirk                                              5,200                52,000              131,   00    0

Peter S. Lynch **                           0               0                    0                   0

Wil   liam O.     McCoy (dagger)(dagger)                   n/a                  n/a                 85   ,    333

Gerald C. McDonough                                         5,200                52,000              131,   000

Edward H. Malone    (dagger)                                5,200                44,200              131,   0    00

Marvin L. Mann                                              5,200                52,000              129,5   0    0

Thomas R. Williams                                          5,200                52,000              131,   00    0


* Information is as of December 31, 199   6 for 235     funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
*** For the fiscal year ended February 28,    1997    , certain of the
non-interested trustees' aggregate compensation from the fund includes accrued deferred compensation as follows: [trustee name, dollar amount of deferred compensation]; [trustee name, dollar amount of deferred compensation]; and, [trustee name, dollar amount of deferred compensation].

[PLACEMENT: THE (***) SHOULD BE PLACED NEXT TO THE DEFERRING TRUSTEE'S DOLLAR AMOUNT IN THE "AGGREGATE COMPENSATION FROM THE FUND" COLUMN.

(dagger)    Prior to December 31, 1996, Richard J. Flynn and Edward H.
Malone served on the Board of Trustees.
(dagger)(dagger) During the period from May 1, 1996 through December 31, 1996 William O. McCoy served as a Member of the Advisory Board.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities under the Plan without shareholder approval.
 Under a retirement program adopted in July 1988 and modified in
Novem    ber 1995, each non-interested Trustee may receive payments from a
Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments
is neither secured nor funded. A    Trustee becom    es eligible to
participate in the program at the end of the calendar year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David
L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
   [IF EITHER FMR OR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of the fund's total outstanding shares was held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr.
Johnson 3d's deemed ownership of the     fund's shares, the Trustees and
officers of the fund owned, in the aggregate, less than __% of the
fund'   s total outstanding     shares.]
   [IF NEITHER FMR NOR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding
sha    res.]
[REQUEST INFORMATION FROM AMY MAUK (INSTITUTIONAL): As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the following owned of record or beneficially 5% or more of outstanding shares of the fund:]
[REQUEST INFORMATION FROM AMY MAUK (INSTITUTIONAL); IF FUND HAS A SHAREHOLDER WHO OWNS 25% OR MORE): A shareholder owning of record or beneficially more than 25% of the fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders of the fund.]
MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FIIOC and FSC, the fund pays all of its expenses, without limitation, that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of the fund has entered into a revised transfer agent agreement with FIIOC, pursuant to which FIIOC bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the fund's manager pursuant to a management contract dated January 13, 1988, which was approved by shareholders on October 3, 1990.
For the services of FMR under the contract, the fund pays FMR a monthly
management fee at the annual rate of 0.32% of the average n   et assets of
the fund throughout the month. For the fiscal years ended February 28,
1997, February 29, 1996, and February 28,     1995, FMR received $___
(after reimbursement), $0 (after reimbursement), and $243,183 (after reimbursement), respectively.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and yield, and repayment of the reimbursement by the fund will lower its total returns and yield. Effective January 13, 1988, FMR voluntarily agreed, subject to revision or termination, to reimburse the fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 0.32% of average net assets of the fund. If this reimbursement had
not be   en in effect, for the fiscal years ended February 28, 1997,
February 29, 1996, and February 28, 1995, FMR would have received fe    es
amounting to $___, $1,349,820, and $1,064,228 respectively, which would have been equivalent to 0.32% of average net assets of the fund. DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its resources, including management fees to pay expenses associated with the sale of fund shares. This may include reimbursing FDC for payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of fund shares.
Payments made by FMR to third parties during the fiscal year ended February 28, 1997 amounted to $_____.
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Plan was approved by shareholders on October 3, 1990.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund.
Under this arrangement FIIOC receives an annual account fee and an
asset-based fee    ea    ch based on account size and fund type for each
retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate change.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with transfer agent services. FSC, and affiliate of FMR, performs the calculations necessary to determine NAV and dividends for the fund, maintains the fund's accounting records, and administers the fund's securities lending program. The annual fee rates for these pricing and bookkeeping services are based on the fund's average net assets, specifically, .0400% of the first $500 million of average net assets and .0200% of average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket
expenses, paid to FSC for the fiscal years    ended February 1997,
1    996, 1995 were $____, $170,395, and $133,219, respectively.
   [IF THE FUND INCURRED SECURITIES LENDING FEES IN ANY OF THE LAST THREE FISCAL PERIODS: FSC also receives fees for administering the fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal years ended February 1997, 1996, and 1995, the fund incurred securities lending fees of $__, $0, and $0, respectively.
[    IF THE FUND DID NOT INCUR SECURITIES LENDING FEES IN ANY OF THE LAST
THREE FISCAL PERIODS:        FSC also receives fees for administering the
fund's securities lending program.    For the fiscal years ended February
1997, 1996, and 1995, the fund did not incur any securities lending fees.]
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity U.S. Bond Index Portfolio is a fund of
Fidelity Institutional Trust,    an ope    n-end management investment
company organized as a Massachusetts business trust on July 21, 1987 Currently, there are two funds of the trust: Fidelity U.S. Bond Index Portfolio and Fidelity U.S. Equity Index Portfolio. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest.    As a shareholder, you receive one vote for each dollar value
of net asset value you own.     The shares have no preemptive or conversion
rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a
majority of the trust or the fund,    as determined by the current value of
each shareholder's investment in t    he fund or trust. If not so
terminated, the trust and its funds will continue indefinitely.
 CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell
securities to the custodian.    The Chase Manhattan Bank, headquartered in
New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. _____________________________ serves as the fund's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements    and     financial highlights for the
fiscal year ended February 28,    199    7, and report of the auditor   ,
are included in the fund's Annual Report, which is attached to the fund's prospectus. The fund's financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the fund's Annual Report, contact Fidelity Client Services at the appropriate number listed on the front cover, 82 Devonshire Street, Boston, MA 02109, or your investment professional. APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
DESCRIPTION OF MOODY'S INVESTORS SERVICE    RATINGS     OF CORPORATE BONDS
   Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bond t   h    at are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bond   s tha    t are rated Aa are judged to be of high quality by all
standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
   A -     Bonds that are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
   BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
   BA - Bonds that are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often     the protection
of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
   B - Bonds that are rated B generally lack characteristics of the
desirable investment. Assurance of interest and principal pay    ments or
of maintenance of other terms of the contract over any long period of time may be small.
   CAA - Bonds that are rated Caa are of poor standing. Such issues may be
in default or there may be present elements of danger     with respect to
principal or interest.
   CA - Bonds that are rated Ca represent obligations which are speculative
in a high degree. Such issues are often in default or     have other marked
short-comings.
   C - Bonds that are rated C are the lowest-rated class of bonds and
issues so rated can be regarded as having extremely poor     prospects of
ever attaining any real investment standing.
   DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
   BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
FIDELITY U.S EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1...............................................    Cover Page

2  a............................................    Expenses

    b,c..........................................   Contents; Who May Want To Invest

3                                                   **
a,b............................................

    c...........................................    Performance

    d...........................................    Performance


4  a(i).........................................   Charter


    a(ii).......................................      Investment Principles and Risks; Securities and Investment
                                                      Practices; Fundamental Policies and Restrictions

    b............................................     Securities and Investment Practices

  c.............................................      Who May Want to Invest; Investment Principles and Risks;
                                                      Fundamental Policies and Restrictions

5  a............................................      Charter

    b(i)........................................      Cover Page; Charter; FMR and its Affiliates

    b(ii).......................................      FMR and its Affiliates; Breakdown of Expenses; Other
                                                      Expenses

    b(iii)......................................      Expenses; Breakdown of Expenses

     c........................................        *

     d............................................    Cover Page; Charter; Breakdown of Expenses; FMR and its
                                                      Affiliates; Other Expenses

     e............................................    FMR and its Affiliates; Other Expenses

     f.............................................   Expenses

                                                      Charter
g(i)............................................

    g(ii).........................................    *

5  A............................................      Performance

6   a(i)........................................      Charter

     a(ii).......................................     How to Buy Shares; How to Sell Shares; Investor Services;
                                                      Transaction Details; Exchange Restrictions

     a(iii).....................................      *

     b............................................    *

     c...........................................     How to Buy Shares; Exchange Restrictions

     d...........................................     *

     e...........................................     Cover Page; How to Buy Shares; How to Sell Shares;
                                                      Investor Services; Transaction Details

     f,g.........................................     Dividends; Capital Gains, and Taxes

7   a...........................................      Cover Page; FMR and its Affiliates

     b...........................................     How to Buy Shares; Transaction Details

     c...........................................     *

     d...........................................     How to Buy Shares

     e...........................................     Other Expenses

     f............................................    Expenses; Breakdown of Expenses; Other Expenses

8  ..............................................     How to Sell Shares; Investor Services; Transaction Details;
                                                      Exchange Restrictions

9  ..............................................     *



* Not Applicable

** To be filed by subsequent
amendment


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
FIDELITY
U.S. EQUITY INDEX
PORTFOLIO



(FUND NUMBER 650)
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of
the Statement of Additional Information (SAI) dated April 19, 199   7    .
The SAI has been filed with the Securities and Exchange Commission (SEC)
and is    available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov). The SAI is     incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of
either document, call Fidelity Client Services   , 82 Devonshire Street,
Boston, MA 02109     at the appropriate number listed below   ,     or your
investment professional.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001


MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
UEI-pro-   0    49   7


A fund of Fidelity Institutional Trust
The fund seeks a total return which corresponds to    that of     the
Standard & Poor's    500     Index.
PROSPECTUS
DATED APRIL 19, 199   7    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
AND
ANNUAL REPORT
FOR THE PERIOD ENDING
FEBRUARY 2   8    , 199   7
CONTENTS


PROSPECTUS

KEY FACTS                          P-   WHO MAY WANT TO INVEST

                                   P-   EXPENSES The fund's yearly operating expenses.

                                   P-   FINANCIAL HIGHLIGHTS A summary of the fund's
                                        financial data.

                                   P-   PERFORMANCE How the fund has done over time.

THE FUND IN DETAIL                 P-   CHARTER How the fund is organized.

                                   P- INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                                   P- BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                       P-   TYPES OF ACCOUNTS Different ways to set up your
                                        account, including tax-sheltered retirement plans.

                                   P- HOW TO BUY SHARES Opening an account and making additional investments.

                                   P-   HOW TO SELL SHARES Taking money out and closing
                                        your account.

                                   P-   INVESTOR SERVICES  Services to help you manage
                                        your account.

SHAREHOLDER AND ACCOUNT POLICIES   P-   DIVIDENDS, CAPITAL GAINS, AND TAXES

                                   P-   TRANSACTION DETAILS Share price calculations and
                                        the timing of purchases and redemptions.

                                   P-   EXCHANGE RESTRICTIONS

                                   P-   APPENDIX


ANNUAL REPORT

PERFORMANCE                         A-   How the fund has done over time.

FUND TALK                           A-   The manager's review of fund performance,
                                         strategy, and outlook.

INVESTMENT CHANGES                  A-   A summary of major shifts in the fund's
                                         investments over the past six months.

INVESTMENTS                         A-   A complete list of the fund's investments with their
                                         market values.

FINANCIAL STATEMENTS                A-   Statement of assets and liabilities, operations, and
                                         changes in net assets, as well as financial
                                         highlights.

NOTES                               A-   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   A-   The auditor's opinion.

DISTRIBUTIONS                       A-


KEY FACTS


WHO MAY WANT TO INVEST
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to keep expenses low while pursuing growth of capital and income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the Standard & Poor's 500 Index (S&P 500(registered trademark)).
Because the fund seeks to track, rather than beat, the performance of the S&P 500, the fund is not managed in the same manner as other mutual funds. Fidelity Management & Research Company (FMR) generally does not judge the merits of any particular stock as an investment. Therefore, you should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.
The value of the fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
The fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may pay when you buy or
sell shares of the fund.

Maximum sales charge on purchases and reinvested distributions   None

Maximum deferred sales charge                                    None

Redemption fee                                                   None

Exchange fee                                                     None


ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page P-____).
The following figures are based on historical expenses [ONLY IF FUND HAS A MATERIAL (AS DIRECTED BY FUND REPORTING) TRANSFER AGENT OR REDEMPTION FEE REIMBURSEMENT, EXPENSE CAP CHANGE, OR MANAGEMENT CONTRACT CHANGE OTHER THAN
A BREAKPOINT CHANGE: adjusted    to reflect     current fees,] of the fund,
and are calculated as a percentage of average net assets of the fund. [FUND REPORTING WILL DETERMINE IF ANY ONE OF THE FOLLOWING IS APPROPRIATE. IF YOU ARE A-FILING, INCLUDE THE FOLLOWING LANGUAGE: A portion of the brokerage commissions that the fund pays is used to reduce fund expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including this reduction, the total fund operating expenses presented in the table would have been __%.]
Management fee [(after reimbursement)]             ___%

12b-1 fee (Distribution Fee)                       None

Other expenses [(after reimbursement)]             ___%

Total operating expenses [(after reimbursement)]   ___%

EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full redemption at the end of each time period:
1 Year   3 Years   5 Years   10 Years

$        $         $         $

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
Subject to revision upon 90 days' notice to shareholders, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses exceed 0.28% of its average net assets. If this agreement were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, would have been __%, __%, and __% for the fund. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses. FINANCIAL HIGHLIGHTS
   The financial highlights table that follows has been audited by ______, independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report, which is attached.
[Financial Highlights table to be filed by subsequent amendment.]
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from March 1 through Februar   y     28. The
tables    below     show the    fund's     performance over past fiscal
years. The chart on page P-__ pr   e    sents calendar year performance.
AVERAGE ANNUAL TOTAL RETURNS

Fiscal periods ended                   Past 1           Past 5           Life of
Februar   y     28, 1997               year             years            fund

U.S. Equity Index                         %                %                %A

S&P 500                                   %                %                %

Lipper S&P 500 Index Obj. Funds Avg.      %                %                %


CUMULATIVE TOTAL RETURNS

Fiscal periods ended                   Past 1           Past 5           Life of
Februar   y     28, 1997               year             years            fund

U.S. Equity Index                         %                %                %A

S&P 500                                   %                %                %

Lipper S&P 500 Index Obj. Funds Avg.      %                %                %


A FROM FEBRUARY 17, 1988 (COMMENCEMENT OF OPERATIONS)

If FMR had not reimbursed certain fund expenses during these periods, total returns would have been lower.
   YEAR-BY-YEAR TOTAL RETURNS








   Calendar years         1988   1989   1990   1991   1992          1993          1994          1995          1996

   U.S. EQUITY
INDEX

   S&P 500

   Lipper S&P 500
Index Objective
Funds
   Average

   Consumer Price
Index



Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 5, Col: 2, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 6, Col: 2, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 7, Col: 2, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 8, Col: 2, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 9, Col: 2, Value: 0.0
Row: 10, Col: 1, Value: -13.81
Row: 10, Col: 2, Value: -4.77
Row: 11, Col: 1, Value: 36.67
Row: 11, Col: 2, Value: 39.4
Row: 12, Col: 1, Value: 7.41
Row: 12, Col: 2, Value: 5.3
%
(large solid box) U.S. EQUITY INDEX
%
%
%
%
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
THE COMPETITIVE FUNDS AVERAGE is the Lipper    S&P 500 Index Objective
Funds Average    , which currently reflects the performance of over __
m   u    tual funds with similar investment objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales charges.
S&P 500 is a widely recognized, unmanaged index of common stocks.
Unlike the fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund may quote its adjusted net asset value, including all distributions paid. This value may be averaged over specified periods and may be used to calculate the fund's moving average.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call Fidelity Client Services at the appropriate number listed on page P-___.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUND IN DETAIL


CHARTER
U.S. EQUITY INDEX IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Institutional Trust, an open-end management investment company organized as a Massachusetts business trust on July 21, 1987.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and
information about the proposals to be voted on.    The number of votes you
are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs.
As of    February 28    , 19   97    , FMR a   d    vised funds having
approximately __million shareholder accounts with a total value of more
than $__ billio   n    .
Jennifer Farrelly is    Vice President and     manager of U.S. Equity
Index, which she has managed since January 1994. She also manages    other
Fidelity funds.      Ms. Farrelly joined Fidelity in 198   5 as a portfolio
manager    .
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations
Company   , Inc.     (FIIOC) performs transfer agent servicing functions
for the fund.
FMR Corp. is the ultimate parent company of FMR. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.
Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
THE FUND'S INVESTMENT APPROACH
The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
In seeking this objective, the fund attempts to duplicate the composition and total return of the S&P 500 while keeping transaction costs and other expenses low. FMR normally invests 90% of the fund's assets in equity securities of companies that compose the S&P 500. If the fund's assets drop below $20 million, the percentage of the fund's assets invested in such securities may drop to as low as 65%. Although the fund focuses on common stocks, it may also invest in other equity securities and in other types of instruments. The fund purchases short-term debt securities for cash management purposes and uses various techniques, such as futures contracts, to adjust its exposure to the S&P 500.
The S&P 500 is made up of 500 common stocks, most of which trade on the New York Stock Exchange (NYSE). Standard & Poor's (S&P) is neither an affiliate nor a sponsor of the fund, and inclusion of a stock in the index does not imply that it is a good investment. The S&P 500 is a widely recognized, unmanaged index of common stock prices. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. Total returns for the S&P 500 assume reinvestment of dividends but do not include the effect of brokerage commissions, or other fees. At some time in the future FMR may, subject to shareholders' approval and 30 days' notice, select another index if such a standard of comparison is deemed to be more representative of the performance of U.S. common stocks.
In seeking a 98% or better correlation    between     the fund's total
return    and     that of the S&P 500,    FMR uses     a "passive" or
"indexing"    technique     to    structure the fund's portfolio
similarly to the index. The fund's    portfolio     composition may not
always be identical to the S&P 500. FMR may choose, if extraordinary
circumstances warrant, to exclude a stock    included     in the S&P 500
and    to     include a similar stock in its place if doing so will help the fund achieve its objective.
FMR monitors the correlation between the performance of the fund and
   that of     the S&P 500 on a regular basis.    Correlation is measured
by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period. The fund's ability to replicate the performance of the S&P 500 will depend to some extent on the size and
frequency of cash flow into and out of the fund.     In the unlikely event
that the fund cannot achieve a correlation of 98% or better, the trustees will consider alternative arrangements.
FMR believes that with total assets of $20 million or more, the fund will replicate the investment results of the S&P 500 with a relatively small margin of tracking error.
The value of the fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. FMR may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as FMR intends. Also as a mutual fund, the fund seeks to spread investment risk by diversifying its holdings among many companies and industries. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment
objective and policies and that    doing     so will help the fund achieve
its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at the appropriate number listed on page P-___.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally,
governmental issuers of foreign debt securities may be unwilling    to pay
interest and repay principal when due and may r    equire that the
conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into swap agreements, and purchasing indexed securities.
FMR can use these practices    in its efforts to achieve the fund's
objective of tracking the return of the S&P 500    . If FMR judges market
conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to the fund. RESTRICTIONS. The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
OTHER INSTRUMENTS may include real estate-related instruments.
   CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government
securities    or to securities of other investment companies.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer.
The fund may not invest more than 25% of its total assets in any one industry.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. The fund also pays OTHER EXPENSES, which are explained below.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fund pays the fee at the annual rate of 0.28% of its average net assets.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for the fund. Fidelity Service Co   mpany, Inc.
(FSC) calculates the net asset value per share (NAV) and dividends for the fund, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended February 19   9    7, the fund paid FIIOC
   a    nd FSC fees equal to __% and __%, respectively, of the fund's average net assets.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include reimbursing FDC for payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. The Board of Trustees has authorized such payments.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
The fund's portfolio turnover rate for the fiscal year ended February
19   9    7 was __%. This rate varies from year to year. [IF THE RATE
EXCEEDS 100%: High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed below.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity Client Services directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
   Requires     a special application. For more specific information, call
Fidelity Client Services as the appropriate number listed on
   p    ag   e     P-   ___    .
(solid bullet) TAX-SAVING RETIREMENT PLANS. Fidelity can set up your new account in the fund under one of several tax-sheltered plans. These plans let you save for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page P-__, and the corresponding information may not apply. Retirement plan participants should refer to their retirement plan's guidelines for further information. (solid bullet) DEFINED CONTRIBUTION PLANS, such as 401(k) Plans, employer-sponsored IRA programs, Thrift, Keogh or Corporate Profit-Sharing or Money-Purchase Plans are open to self-employed people and their partners or to corporations, to benefit themselves and their employees.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are open to employees of most non-profit organizations.
(solid bullet) DEFINED BENEFIT PLANS are open to corporations of all sizes to benefit their employees.
(solid bullet) 457 PLANS are open to employees of most government agencies. (solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called NAV, is calculated every business day. The fund's shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted.  NAV is normally calculated at 4:00 p.m. Eastern time.
Share certificates are not available for fund shares.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page P-_____. If there is no account application accompanying this prospectus, call Fidelity Client Services at the appropriate number listed on page P-_____.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account,
(small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
SECURITIES EXCHANGE. Shares of the fund may be purchased in exchange for securities you hold which meet the fund's investment objective, policies, and limitations. FDC reserves the right to refuse a securities exchange for any reason. You may realize a gain or loss for federal income tax purposes upon a securities exchange.
For further information, call Fidelity Client Services at the appropriate number listed on page P-__. DO NOT SEND SECURITIES TO THE FUND OR TO FDC. MINIMUM INVESTMENTS*
TO OPEN AN ACCOUNT $100,000
   For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT $2,500
   For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $250
MINIMUM BALANCE $100,000
   For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
FOR INFORMATION OR ASSISTANCE IN OPENING A NEW ACCOUNT:
INITIAL INVESTMENT           Corporate Retirement Plans          800-962-1375
(Fidelity Client Services)   "Not for Profit" Retirement Plans   800-343-0860
                             Financial and Other Institutions    800-843-3001

ADDITIONAL INVESTMENT        Corporate Retirement Plans          800-962-1375
(Fidelity Client Services)   "Not for Profit" Retirement Plans   800-343-0860
                             Financial and Other Institutions    800-843-3001

    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE      (small solid bullet) Exchange from another Fidelity fund    (small solid bullet) Exchange from another Fidelity
           account with the same registration,                         fund account with the same
           including name, address, and                                registration, including name,
           taxpayer ID number.                                         address, and taxpayer ID number.

(phone_graphic)                                                       (small solid bullet)  Use Fidelity Money Line to transfer
                                                                      from your bank account. Call
                                                                      before your first use to verify that
                                                                      this service is in place on your
                                                                      account. Minimum: $250.
                                                                      Maximum: $50,000.





Mail
(mail_graphic)(small solid bullet)  Complete and sign the account    (small solid bullet) Make your check payable to
              application. Make your check                           "Fidelity U.S. Equity Index
              payable to "Fidelity U.S. Equity Index                 Portfolio." Indicate your fund
              Portfolio". Mail to the address                        account number on your check and
              indicated on the application.                          mail to the address printed on your
                                                                     account statement.
                                                                     (small solid bullet) Exchange by mail: call Fidelity Client
                                                                     Services at the appropriate number
                                                                     listed above for instructions.





Wire
(wire_graphic)   (small solid bullet) Call Fidelity Client Services at the    (small solid bullet) You must sign up for the wire
                 appropriate number listed    above                           feature before using it. Call Fidelity
                    before 4:00 p.m. Eastern time     to set                  Client Services at the appropriate
                 up your account and to arrange a                             number listed above    before 4:00
                 wire transaction.                                               p.m. Eastern time     for instructions.
                 (small solid bullet) Not available for retirement            (small solid bullet) Not available for retirement
                 accounts.                                                    accounts.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least
$100,000 worth of shares in the account to keep it open    ($500 for
retirement accounts)    .
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table on page P-___.
Mail your letter to the following address:
   Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE   All account types, except retirement   (small solid bullet) Maximum check request: $100,000.
                                               (small solid bullet) For Money Line transfers to your
                                               bank account. Minimum: $2,500
                                               Maximum: $50,000.





(phone_graphic)                  All account types                      (small solid bullet) You may exchange to other Fidelity
                                                                        funds if both accounts are
                                                                        registered with the same name(s),
                                                                        address, and taxpayer ID number.

(phone_graphic)                  Retirement Account                     (small solid bullet) If you have invested through an
                                                                        employer-sponsored retirement
                                                                        plan, contact your employer or call
                                                                        your Fidelity toll-free retirement
                                                                        number, or call Fidelity Client
                                                                        Services at the appropriate number
                                                                        on page P-__.

Mail or in Person
(mail_graphic)(hand_graphic)    Retirement account                     (small solid bullet) The account owner should complete
                                                                        a retirement distribution form. If you
                                                                       have invested through an
                                                                       employer-sponsored retirement
                                                                       plan, contact your employer or call
                                                                       your Fidelity toll-free retirement
                                                                       number, or call Fidelity Client
                                                                       Services at the appropriate number
                                                                       listed on page P-_ to request one.

                                 Trust                                  (small solid bullet) The trustee must sign the letter of
                                                                      instruction indicating capacity as
                                                                      trustee. If the trustee's name is not in
                                                                      the account registration, provide a
                                                                     copy of the trust document certified
                                                                      within the last 60 days with the letter
                                                                     of instruction (with signature
                                                                       guaranteed).

                                Business or Organization               (small solid bullet) At least one person authorized by
                                                                     corporate resolution to act on the
                                                                    account must sign the letter of
                                                                     instruction (with signature
                                                                       guaranteed).

Wire (wire_graphic)            All account types, except retirement   (small solid bullet) You must sign up for the wire
                                                                     feature before using it. To verify that
                                                                      it is in place, call Fidelity Client
                                                                      Services at the appropriate number
                                                                      listed on page P-___. Minimum
                                                                      wire: $100,000.
                                                                     (small solid bullet) Your wire redemption request must
                                                                      be received    and accepted     by
                                                                     Fidelity before 4:00 p.m. Eastern
                                                                        time for money to be wired on the
                                                                       next business day.


(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired:
1-800-544-0118
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly for retirement plans/monthly for all others)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on page P-___ if you need additional copies of financial reports and prospectuses.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for banks, corporations, and other institutions that wish to open multiple accounts (a master account and sub-accounts). If you wish to utilize Fidelity's sub-accounting facilities or other special services for individual or multiple accounts, you will be required to enter into a separate agreement with Fidelity. Charges for these services, if any, will be determined on the basis of the level of services to be rendered. Sub-accounts may be opened with the initial investment or at a later date and may be established with registration either by name or by number. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page P- ___.
FIDELITY MONEY LINE enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends are distributed in March, June, September, and December. Capital gains are normally distributed in April and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The fund offers three options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. When the fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of the fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND."    If you buy shares when the fund has realized but
not yet distribu    ted capital gains, you will pay the full price for the
shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If the fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments and these taxes generally will reduce the fund's distributions.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the NYSE is open. FSC normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
The fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency
into U.S. dollars using current exchange rates.    Short-term securities
with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In
addition, i    f quotations are not readily available, or if the values
have been materially affected by events occurring after the closing of a
foreign market, assets    may be     valued by a method that the Board of
Trustees believes accurately reflects fair value.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page P-__. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $100,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
For purposes of determining the minimum balance, multiple accounts registered in the same name within the fund will be aggregated.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet)    The fund you are exchanging into must be available
for     sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
APPENDIX
The fund (Product) is not sponsored, endorsed, sold, or promoted by S&P, a division of McGraw-Hill, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to Fidelity (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed, and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing, or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Product.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Product, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
"Standard &Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by FDC. Fidelity Money Line is a registered trademark of FMR Corp.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
FIDELITY U.S. EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET


Part B:  Statement of Additional
Information



Form N-1A Item Number                                SAI Caption

10,11.........................................       Cover Page

12..............................................     *

13  a,b,c....................................        Investment Policies and Limitations

      d...........................................   Portfolio Transactions

14  a,b........................................      Trustees and Officers

      c...........................................   Trustees and Officers

15  a,b.....................................         Description of the Trust

15                                                   Trustees and Officers
c..............................................

16  a(i).......................................      FMR; Trustees and Officers

      a(ii).......................................   Trustees and Officers

      a(iii),b...................................    Management Contract

       c,d......................................     Contracts with FMR Affiliates

                                                     *
e...........................................

                                                     Distribution and Service Plan
f............................................

                                                     *
g...........................................

                                                     Description of the Trust
h...........................................

                                                     Contracts with FMR Affiliates
i............................................

17                                                   Portfolio Transactions
a,b,c.......................................

       d,e.....................................      *

18   a........................................       Description of the Trust

                                                     *
b...........................................

19   a.......................................        Additional Purchase, Redemption, and Exchange
                                                     Information

                                                     Valuation
b...........................................

                                                     *
c...........................................

20..............................................     Distributions and Taxes

21   a,b.................................            Contracts with FMR Affiliates

       c................................             *

22..............................................     Performance

23..............................................     **



* Not Applicable

** To be filed by subsequent
amendment


FIDELITY U.S. EQUITY INDEX PORTFOLIO
A FUND OF FIDELITY INSTITUTIONAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
APRIL 19, 199   7
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the fund's current Prospectus (dated
April 19, 199   7    ). Please retain this document for future reference.
The fund's financial statements and financial highlights, included in the
Annual Report, for the fiscal year ended February 2   8    , 199   7    ,
are incorporated herein by reference. To obtain an additional copy of the Prospectus and Annual Report, please call the appropriate number listed below.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS (TRUSTEES, PLAN SPONSORS)
 Corporate Clients 1-800-962-1375
 "Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
 Nationwide 1-800-843-3001
TABLE OF CONTENTS                                            PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company   , Inc.     (FIIOC)
CUSTODIAN
State Street Bank & Trust Company (State Street)
UEI-ptb-049   7
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940
Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities
of any issuer (other than    securities     issued or guaranteed by the
   U.S.     Government or    any of     its agencies or
instrumentalities   , or securities of other investment companies    ) if,
as a result, (a) more than 5% of the    fund's     total assets would be
invested in the securities of    that     issuer, or (b)    the fund
    would    hold     more than 10% of the outstanding voting securities of
   that     issuer;
(2) issue    senior securities, except as permitted under the Investment
Company Act of 1940    ;
(   3    ) borrow money, except that the fund may borrow money for
temporary or emergency purposes (not for leveraging or investment) in an
amount not exceeding 33 1/3% of its total assets    (including the amount
borrowed)     less liabilities    (    other than borrowings). Any
borrowings that come to exceed    this amount     will be reduced within
three days    (not including Sundays and holidays)     to the extent
necessary to comply with the 33 1/3% limitation   ;
(   4    ) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(   5    ) purchase the securities of any issuer (other than
   securities     issued or guaranteed by the    U.S.     Government
    or    any of     its agencies or instrumentalities) if, as a result,
more than 25% of the fund's total assets would be invested in the
securities of    companies whose     principal business activities    are
    in the same industry;
(   6    ) purchase or sell real estate unless acquired as a result of
ownership of securities    or other instruments     (but this shall not
prevent the fund from    investing in securities or other instruments
backed by real estate or securities of companies engaged in the real estate
business)    ;
(   7    ) purchase or sell physical commodities unless acquired as a
result of ownership of securities    or other instruments     (but this
shall not prevent the fund from purchasing    or     selling    options and
futures contracts or from investing in securities or other instruments
backed by physical commodities    ); or
(   8    ) lend any security    or make any other loan     if, as a result,
more than 33 1/3% of its total assets would be lent to other parties   ,
but this limitation does not apply to purchases of debt securities or to
repurchase agreements    .
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
   (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;
(   ii    i) The fund may borrow money only (a) from a bank or from a
registered investment company or    portfolio     for which FMR or an
affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
(   3    )).    The fund will not purchase any security while borrowings
representing more than 5% of its total assets are outstanding.     The fund
will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(i   v    ) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page ___.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance
with exemptive orders issued by the    Securities and Exchange Commission
(SEC) , the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. The fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depository Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS.    A     fund may conduct foreign currency
transactions on a spot (i.e., cash)    or forward     basis    (i.e.,
    by entering into forward contracts to purchase or sell foreign
currencies   ).     Although foreign exchange dealers generally do not
charge a fee for    such     conversion   s    , they do realize a profit
based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should
   the counterparty     desire to resell that currency to the dealer.
   Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a
specific date or range of dates in the future.     Forward contracts are
generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the
contemplated currency exchange.    A fund may use currency forward
contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management
strategies involving forward contracts that could be used by    a     fund.
   A     fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
   A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A     fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example,
if    a     fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset
changes in security values caused by other factors.    A     fund could
also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
FUND'S RIGHTS AS A SHAREHOLDER. The fund does not intend to direct or administer the day-to-day operations of any company. The fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that the fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation, and it is possible that the fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the fund and the risk of actual liability if the fund is involved in litigation. No guarantee can be made, however, that litigation against the fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. When the fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and options premiums.
FMR also intends to follow certain other limitations on the fund's futures and options activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract or option if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures or options positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, OTC options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to OTC options the fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the return of the S&P 500 or a comparable stock index. Indexed securities can be affected by changes in interest rates and the creditworthiness of their issuers as well as stock prices, and may not track the S&P 500 as accurately as direct investments in S&P 500 stocks.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum
duration of seven days. Loans may be called on one day's notice.    The
fund will lend through the program only when the returns are higher than
those available from    an investment in     repurchase agreements, and
will borrow through the program only when the costs are equal to or lower
than the cost of bank loans.    The     fund may have to borrow from a bank
at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVESTMENT DETAILS. The fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the fund, utilizing a "passive" or "indexing" investment approach, attempts to duplicate the performance of the S&P 500. The fund may omit or remove an S&P 500 stock from its portfolio if, following objective criteria, FMR judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. FMR may purchase stocks that are not included in the S&P 500 to compensate for these differences if it believes that their prices will move together with the prices of the S&P 500.
The ability of the fund to meet its objective depends in part on its cash flow because investments and redemptions by shareholders generally will require the fund to purchase or sell portfolio securities. A low level of shareholder transactions will keep cash flow manageable and enhance the fund's ability to track the S&P 500. FMR will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the fund's portfolio to the composition of the S&P 500. In addition, the fund will maintain a reasonable position in high-quality, short-term debt securities and money market instruments to meet redemption requests.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price),
with the    __     largest stocks currently comprising approximately 50% of
the index's value. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of
stocks in a particular industry group. Standard & Poor's    m    ay change
the index's composition from time to time.
The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the fund bears.
SECURITIES LENDING. The fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage
Services, Inc. (FBSI). FBSI is a member of the    New York Stock Exchange
(NYSE)     and a subsidiary of FMR Corp.
Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that the fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which the fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX". If the fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SWAP AGREEMENTS. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks (such as the S&P 500), and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to the designated index. Swap agreements can take many different forms and are known by a variety of names. The fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In order to track the return of the designated index effectively, the fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement. In addition, if the counterparty's creditworthiness declined, the swap would be likely to decline in value relative to the designated index, impairing the fund's correlation with the S&P 500. The fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition of the swap agreement, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
The fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligations under swap agreements. If the fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If the fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with FBSI and Fidelity Brokerage Services
(FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc.
(FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by the fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fi   s    cal periods ended February    28    , 1997    and report
of the auditor,     the fund's portfolio turnover rates were ___% and
   1    %, respectively. [EQUITY FUNDS WITH A PORTFOLIO TURNOVER RATE OVER
100%: Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences.] [EQUITY FUNDS WITH A SUBSTANTIAL (SEE YOUR SPM TO DETERMINE) VARIANCE IN PORTFOLIO TURNOVER
RATES: An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.]
For the f   i    scal years ended February 199   7    , 199   6    , and
199   5    , the fund paid brokerage commissions of $________,
$   788,000    ,    a    nd $   96,000    , respectively. The fund pays
both commissions and spreads in connection with the placement of portfolio transactions. FBSI is paid on a commission basis. During the fiscal years
ended    February     199   7    , 199   6    , and 199   5    , the fund
paid bro   k    erage commissions of $_______, $   7,000    , and
$   1,000    , respectively, to FBSI. During the fiscal year ended
   February     199   7,     this amounted to approximately __% of the
aggregate brokerage commissions paid by the fund for transactions involving
appr   o    ximately __% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. [IF APPROPRIATE: The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI is a result of the low commission rates charged by FBSI.]
[USE ONLY IF FEES WERE PAID TO THESE AFFILIATES: During the fiscal year
ended    February 1997    , the fund paid brokerage commissions of $_____
to FBS. D   u    ring the fiscal years ended    February 1997 and 1996    ,
the fund paid brokerage commissions of $_____ and $_____, respectively to
FBSL. During the fiscal year ended    February 1997    , this amounted to
approximately __% of the aggregate brokerage commissions paid by the fund
involving approximat   e    ly __% of the aggregate dollar amount of
transactions for which the fund paid brokerage commissions.] [IF
APPROPRIATE: The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBS [and FBSL, as applicable,] is a result of the low commission rates charged by FBS [and FBSL, as applicable].
During the fiscal year ended    February 1997    , the fund paid $__ in
commi   s    sions to brokerage firms that provided research services
involving approximately $__ of transac   t    ions. The provision of
research services was not necessarily a factor in the placement of all this
business with such fir   m    s. [IF APPLICABLE:During the fiscal year
ended February 1997, the fund paid no fees to brokerage firms that provided research services.]
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
F   idelity     S   ervice     C   ompany, Inc. (FSC)     normally
determines the fund's net asset value per share (NAV) as of the close of the NYSE (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the
   fund     may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
   Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which
approximate current value.  In addition, s    ecurities and other assets
for which there is no readily available market value    may be     valued
in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost. TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using the fund's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. The fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below
its moving average. On    February 28    , 1997, the 13-week and 39-week
long-term movi   n    g averages were $__    a    nd $__, respectively.
HISTORICAL FUND RESULTS. The following table shows the fund's total returns
for periods ended February    28    , 1997.

      Average Annual Total Returns    Cumulative Total Returns

      One    Five                     One    Five
      Year   Years   Life of          Year   Years   Life of
                     Fund*                           Fund*




* From February 17, 1988 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have lower.
The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. The fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the DJIA. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During the period from February 17, 1988 (commen   c    ement of
operations) to February    28    , 1997, a hypothetical $10   0    ,000
investment in the fund would have grown to $______, assuming all
distri   b    utions were reinvested. This was a period of fluctuating
stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today. Tax consequences of different investments have not been factored into the figures below.

FIDELITY U.S. EQUITY INDEX PORTFOLIO                           INDICES



Period   Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
Ended    Initial      Reinvested      Reinvested      Value                    Living**
         $100,000     Dividend        Capital Gain
         Investment   Distributions   Distributions









1988*         $103,400    $       0    $      0    $ 103,400   $103.287    $ 103,412   $ 100,000

1989          $ 112,100   $ 2,922      $   216     $ 115,238   $ 115,563   $ 116,853   $ 104,828

1990          $ 127,300   $ 7,698      $ 1,675     $ 136,673   $ 137,413   $ 141,143   $ 110,345

1991          $ 140,300   $13,768      $ 1,846     $ 155,914   $ 157,543   $ 160,886   $ 116,207

1992          $155,800    $20,536      $ 4,038     $ 180,374   $ 182,762   $ 188,314   $ 119.483

1993          $167,300    $27,410      $ 4,336     $ 199,046   $ 202,263   $ 200,105   $ 123,362

1994          $173,600    $33,878      $ 7,607     $ 215,085   $ 219,135   $ 233,933   $ 126,466

1995          $180,200    $40,900      $ 9,407     $ 230,507   $ 235,248   $ 251,592   $ 130,086

1996          $235,600    $60,298      $13,846     $ 309,744   $ 316,883   $ 352,246   $ 133,534

   1997          $           $            $           $           $           $           $


 * From February 17, 1988 (commencement of operations).
 ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $100,000 in the fund on February 17, 1988, the net amount invested in fund shares was $100,000. The cost of the initial investment ($100,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period
covered (their cash value at the time they were reinvested) amounte   d
to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends
and $_____    f    or capital gain distributions.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
   The fund may compare its performance to that of the S&P 500, a widely recognized, unmanaged index of common stocks.
The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. The fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate the fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of February    28    , 1997    and report of the auditor,    , FMR
advised over $__ billion in tax-free fund assets, $__ billion in money
market fund assets, $___ billion in equity fund    a    ssets, $__ billion
in international fund assets, and $___ billion in Spartan fund assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
The fund is open for business and its NAV is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings
for    1997    : New Year's Day, Washington's Birthday, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 (the Rule) under the 1940 Act, the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because the fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of the dividends from the fund that qualifies for the deduction generally will be less than 100%. The fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of the fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distribution. Short-term capital gains are distributed as dividend income. The fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
As of February 28, 1997, the fund hereby designates approximately _______________ as a capital gain dividend for the purpose of the dividend-paid deduction.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. The fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit the fund's investments in such instruments.
If the fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, the fund will elect to mark-to-market PFIC shares. Unrealized gains will be recognized as income for this purpose and must be distributed to shareholders as dividends.
The fund is treated as a separate entity from the other fund of Fidelity Institutional Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by its division   ,     Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   66    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (   55    ), Trustee and Senior Vice President, is
President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
RALPH F. COX (   64    ), Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES (   69    ), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate, 1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
GERALD C. McDONOUGH (   67    ), Trustee and Vice-Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (   63    ), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (   68    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (   62    ), Vice President (1994), is Vice President of
Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT H. MORRISON (   56    ), Manager of Security Transactions of
Fidelity's equity funds is Vice President of FMR.
   JENNIFER FARRELLY (33), Vice President and manager of the fund, which she has managed since January 1994. She joined Fidelity in 1985 as a portfolio manager.
ARTHUR S. LORING (   49    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (   49    ), Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
JOHN H. COSTELLO (   50    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   51    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of
each Trustee of the fund for    h    is or her services as trustee for the
fiscal year ended    February 28, 1997    .
      COMPENSATION TABLE


Trustees                                 Aggregate       Pension or           Estimated Annual    Total
                                         Compensation    Retirement           Benefits Upon       Compensation
                                         from            Benefits Accrued     Retirement from     from the Fund
                                         the Fund        as Part of Fund      the Fund            Complex*
                                                         Expenses from the    Complex*
                                                         Fund Complex*

J. Gary Burkhead **                      $ 0             $ 0                  $ 0                 $ 0

Ralph F. Cox                                              5,200                52,000              1   32    ,   5    00

Phyllis Burke Davis                                       5,200                52,000              12   9    ,   5    00

Richard J. Flynn   (dagger)                               0                    52,000              16   8    ,   0    00

Edward C. Johnson 3d **                   0               0                    0                   0

E. Bradley Jones                                          5,200                49,400              12   9    ,   5    00

Donald J. Kirk                                            5,200                52,000              1   31    ,   0    00

Peter S. Lynch **                         0               0                    0                   0

   William O. McCoy(double dagger)                           N/A                  N/A                 85,333

Gerald C. McDonough                                       5,200                52,000              1   31    ,000

Edward H. Malone   (dagger)                               5,200                44,200              131,000

Marvin L. Mann                                            5,200                52,000              1   29    ,   5    00

Thomas R. Williams                                        5,200                52,000              1   31    ,000


* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
*** For the fiscal year ended    February 28, 1997    , certain of the
non-interested trustees' aggregate compensation from the fund includes accrued deferred compensation as follows: [trustee name, dollar amount of deferred compensation]; [trustee name, dollar amount of deferred compensation]; and, [trustee name, dollar amount of deferred compensation].

[PLACEMENT: THE (***) SHOULD BE PLACED NEXT TO THE DEFERRING TRUSTEE'S DOLLAR AMOUNT IN THE "AGGREGATE COMPENSATION FROM THE FUND" COLUMN.

   (dagger) Prior to December 31, 1996, Richard J. Flynn and Edward H. Malone served on the Board of Trustees.
(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities under the Plan without shareholder approval.
    Under a r    etirement program adopted in July 1988 and modified in
November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee
fees and length of service. The obligation    of a fund to     make such
payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calendar year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David
L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
[IF EITHER FMR OR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], approximately __% of the fund's total outstanding shares was held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of the fund's shares, the Trustees and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[IF NEITHER FMR NOR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than __% of the fund's total outstanding shares.]
[REVISE AS APPROPRIATE; REQUEST INFORMATION FROM AMY MAUK: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING DATE], the following owned of record or beneficially 5% or more of outstanding shares of the fund:] [REQUEST INFORMATION FROM AMY MAUK; IF FUND HAS A SHAREHOLDER WHO OWNS 25% OR MORE): A shareholder owning of record or beneficially more than 25% of the fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders of the fund.]
MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FIIOC and FSC, the fund pays all of its expenses, without limitation, that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of the fund, has entered into a revised transfer agent agreement with FIIOC, pursuant to which FIIOC bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the fund's manager pursuant to a management contract dated January 13, 1988, which was approved by shareholders on October 19, 1988.
For the services of FMR under the contract, the fund pays FMR a monthly management fee at the annual rate of 0.28% of the average net assets of the
fund throughout the month. For the fiscal years ended February 2   8    ,
199   7    , February 2   9    , 199   6,     and    February 28,
    199   5    , FMR received    $__________ (after reimbursement),
    $   0     (after reimbursement),    and     $0 (after
reimbursement)   , respectively.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and repayment of the reimbursement by the fund will lower its total returns.
Effective January 13, 1988, FMR voluntarily agreed, subject to revision or termination, to reimburse the fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 0.28% of the average net assets of the fund. If this reimbursement had not been in effect, for the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, FMR would have received fees
amounting to $_______, $   8,642,000    , and $5,488,000, respectively,
which would have been equivalent to 0.28% of average net assets of the fund.
DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include reimbursing FDC for payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of fund shares.
   Payments made by FMR to third parties during the fiscal year ended February 28, 1997 amounted to $______ .
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Plan was approved by shareholders on October 19, 1988.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund.
Under this arrangement FIIOC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees of the fund are subject to adjustment if the year-to-date total return
of the S&P 500    exceeds     positive or negative 15%.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with transfer agent services. FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for the fund, maintains the fund's accounting records, and administers the fund's securities lending program. The annual fee rates for these pricing and bookkeeping services are based on the fund's average net assets, specifically, 0.0600% of the first $500 million of average net assets and 0.0300% of average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket
expenses, paid to FSC for the fiscal years ended    February
    199   7    , 199   6    , and 199   5     were $   ____     ,
$   766,000    , and $   733    ,000, respectively.
FSC also receives fees for administering the fund's securities lending program. Securities lending fees are based on the number and duration of
individual securities loans. For the fiscal years ended    February
    199   7    , 199   6    , and 199   5    , the fund incurred securities
lending fees of $   _____,     2,000,    and     $3,000, respectively.
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity U.S. Equity Index Portfolio is a fund of Fidelity Institutional Trust, an open-end management investment company organized as a Massachusetts business trust on July 21, 1987. Currently, there are two funds of the trust: Fidelity U.S. Equity Index Portfolio and Fidelity U.S. Bond Index Portfolio. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest. As a shareholder, you receive one vote for each    dollar
val    ue of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated,
the trust and its funds will continue indefinitely.    Each fund may invest
all of its assets in another investment company.
 CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from
or sell securities to the custodian. The Bank of New York an   d     The
Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
 AUDITOR. ________, serves as the    t    rust's independent accountant.
The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements    and     financial highlights for the
fiscal year ended February    28    , 1997    and report of the
auditor,     are included in the fund's Annual Report, which is attached to
the fund's prospectus. The fund's financial statements   ,     including
the financial highlights   , and report of the auditor     are incorporated
herein by reference. For a free additional copy of the fund's Annual Report, contact Fidelity Client Services at the appropriate number listed on the front cover, or your investment professional.
APPENDIX
The following is a list of the 500 stocks comprising the S&P 500 as of February 28, 1997:
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) Financial Statements and Financial Highlights for Fidelity U.S. Bond Index Portfolio and Fidelity U.S. Equity Index Portfolio for the fiscal year ended February 28, 1997 will be filed by subsequent amendment.
 (b) Exhibits:
  (1)(a) Declaration of Trust dated as of July 21, 1987 was electronically filed and is incorporated by reference as Exhibit 1 to Post-Effective Amendment No. 17.
      (b) Supplement to the Declaration of Trust dated November 30, 1988 was electronically filed and is incorporated by reference as Exhibit 1(a) to Post-Effective Amendment No. 17.
  (2) Bylaws of the Trust effective May 19, 1994 were electronically filed and are incorporated herein by reference as Exhibit 2 to Union Street Trust's Post-Effective Amendment No. 87.
  (3) None.
  (4) None.
  (5)(a) Management Contract between the Registrant, on behalf of Fidelity U.S. Bond Index Portfolio, and Fidelity Management & Research Co. dated January 13, 1988 was electronically filed and is incorporated herein by reference as Exhibit 5(a) to Post-Effective Amendment No. 19.
      (b) Management Contract between the Registrant, on behalf of Fidelity U.S. Equity Index Portfolio, and Fidelity Management & Research Co. dated January 13, 1988 was electronically filed and is incorporated herein by reference as Exhibit 5(b) to Post-Effective Amendment No. 17.
  (6)(a) General Distribution Agreement between the Registrant, on behalf of Fidelity U.S. Bond Index Portfolio, and Fidelity Distributors Corporation dated January 13, 1988 was electronically filed and is incorporated herein by reference as Exhibit 6(a) to Post-Effective Amendment No. 19.
    (b) General Distribution Agreement between the Registrant, on behalf of Fidelity U.S. Equity Index Portfolio, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(b) to Post-Effective Amendment No. 17.
      (c) Amendments to the General Distribution Agreement between Fidelity Institutional Trust on behalf of Fidelity U.S. Bond Index Portfolio and Fidelity U.S. Equity Index Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
  (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
    (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
  (8)(a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Institutional Trust on behalf of Fidelity U.S. Bond Index Portfolio is incorporated herein by reference to
Exhibit 8(a) of
Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
      (b) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Institutional Trust on behalf of Fidelity U.S. Bond Index Portfolio is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
      (c) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Institutional Trust on behalf of Fidelity U.S. Bond Index Portfolio is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
    (d) Custodian Agreement, Appendix A, and Appendix C, dated February 1, 1996, between State Street Bank and Trust Company and Fidelity Institutional Trust on behalf of Fidelity U.S. Equity Index Portfolio was electronically filed and is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 22.
    (e) Appendix B, dated May 16, 1996, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and Fidelity Institutional Trust on behalf of Fidelity U.S. Equity Index Portfolio is incorporated herein by reference to Exhibit 8(b) of Fidelity Destiny Portfolio's Post-Effective Amendment No. 62 (File No. 2-34099).
    (f) Fidelity Group Repo Custodian Agreement among The Bank of New York,
J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (h) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (i) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (j) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
      (k) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (9) Not applicable.
  (10) Not applicable.
  (11) Not applicable.
  (12) None.
  (13) Written assurances that purchase representing initial capital was made for investment purposes without any present intention of redeeming a reselling were electronically filed and are incorporated herein by reference as Exhibit 13 to Post-Effective Amendment No. 17.
  (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
       (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
       (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
       (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (15) 12b-1 Plan for:
      (a) Fidelity U.S. Bond Index Portfolio was electronically filed and is incorporated herein by reference as Exhibit 15(a) to Post-Effective Amendment No. 19.
      (b) Fidelity U.S. Equity Index Portfolio was electronically filed and is incorporated herein by reference as Exhibit 15(b) to Post-Effective Amendment No. 17.
  (16)(a) Schedules and data points for total return for Fidelity U.S. Equity Index Portfolio were electronically filed and incorporated herein by reference as Exhibit 16(a) to Post-Effective Amendment No. 20.
        (b) Schedules and data points for 30-day yield for Fidelity U.S. Bond Index
Portfolio were electronically filed and incorporated herein by reference as
Exhibit 16(b) to Post-Effective Amendment No. 20.
        (c) Schedules and data points for moving averages for Fidelity U.S. Equity Index Portfolio were electronically filed and incorporated herein by reference as
Exhibit 16(c) to Post-Effective Amendment No. 20.
  (17) Financial Data Schedules for Fidelity U.S. Bond Index Portfolio and Fidelity U.S. Equity Index Portfolio will be filed by subsequent amendment.
  (18) Not applicable.
Item 25. Persons Controlled by or Under Common Control with Registrant Fidelity Management & Research Company, the investment adviser, owns a majority of shares of the Registrant. All of the outstanding stock of Fidelity Management & Research Company, a Massachusetts corporation, is owned by FMR Corp., a Massachusetts corporation. FMR Corp. is controlled by Edward C. Johnson 3d, by reason of his current ownership of more than 50% of the voting common stock of the company. Fidelity Management & Research Company owns all of the outstanding voting securities of Fidelity Distributors Corporation, a Massachusetts corporation. Fidelity Service Co., Fidelity Investments Institutional Operations Company, and Fidelity
Investments Retail Services are divisions of FMR Corp.   FMR Corp. also
owns all of the outstanding voting securities of FMR Investment Management Service, Inc. and Fidelity International Investment Management, Inc., Delaware corporations, and Fidelity Investors Credit Corp., a Massachusetts corporation.
Item 26. Number of Holders of Securities
December 31, 1996
                                         Number of
 Title of Class                          Record Holders

Fidelity U.S. Equity Index Portfolio      2,214
Fidelity U.S. Bond Index Portfolio         199
Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any claim, action suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.


Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA.
Item 31. Management Services

 Not applicable.
Item 32. Undertakings
 The Registrant, on behalf of Fidelity U.S. Bond Index Portfolio and Fidelity U.S. Equity Index Portfolio, provided the information required by
Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of February 1997.

      FIDELITY INSTITUTIONAL TRUST
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           February 10, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       February 10, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         February 10, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         February 10, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         February 10, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         February 10, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         February 10, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         February 10, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         February 10, 1997

Marvin L. Mann



/s/Gerald C. McDonough  **           Trustee                         February 10, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         February 10, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk